Consolidated Statements of Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Income Statement [Abstract]
Net loss attributable to CIMG Inc.	$ (15,423,426)	$ (385,556)	$ (34,867,118)	$ (1,921,805)	$ (4,883,396)	$ (8,972,735)
Foreign currency translation to CIMG Inc.	(13,181)	(62,517)	(28,703)	(254,555)	(1,801)	312,906
Total other comprehensive income net of tax to CIMG Inc.	(13,181)	(62,517)	(28,703)	(254,555)	(1,801)	312,906
Comprehensive loss to CIMG Inc.	$ (15,436,607)	$ (448,073)	$ (34,895,821)	$ (2,176,360)	$ (4,885,197)	$ (8,659,829)